Real Estate Inventories - Summary of Real Estate Inventories (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013 Successor [Member]		Dec. 31, 2012 Successor [Member]		Dec. 31, 2011 Predecessor [Member]
Real estate inventories owned:
Land deposits	$ 40,816		$ 31,855		$ 26,939
Land and land under development	439,401		318,327		267,348
Homes completed and under construction	138,500		50,847		90,824
Model homes	21,445		20,601		13,423
Total	640,162		421,630		398,534
Real estate inventories not owned:
Other land options contracts - land banking arrangement	$ 20,738	[1]	$ 39,029	[1],[2]	$ 47,408	[2]

[1]	Represents the consolidation of a land banking arrangement. Although the Company is not obligated to purchase the lots, based on certain factors, the Company has determined that it is economically compelled to purchase the lots in the land banking arrangement. Amounts are net of deposits.
[2]	Represents the consolidation of a land banking arrangement which does not obligate the Company to purchase the lots, however, based on certain factors, the Company has determined it is economically compelled to purchase the lots in the land banking arrangement, which has been consolidated. Amounts are net of deposits.